STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Trading L.P. (the “Master Fund”)	$ 143,276,896	$ 128,076,157
Due from the Master Fund	484,354	1,449,036
CASH AND CASH EQUIVALENTS	400,119
TOTAL	144,161,369	129,525,193
LIABILITIES:
Capital contributions received in advance	400,000
Capital withdrawal payable to Limited Partners	484,354	1,049,036
Capital withdrawal payable to General Partner		400,000
Other liabilities	119
Total liabilities	884,473	1,449,036
PARTNERS’ CAPITAL:
General Partner	3,216,369	2,667,014
Total limited partners	140,060,527	125,409,143
PARTNERS’ CAPITAL	143,276,896	128,076,157
TOTAL	144,161,369	129,525,193
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
CASH AND CASH EQUIVALENTS	33,987,736	30,759,711
Investments in U.S. Treasury notes — at fair value (amortized cost $89,349,095 and $72,157,073)	88,701,332	72,137,475
Net unrealized appreciation on open futures and forward currency contracts	22,685,702	1,066,071
Due from brokers, net	20,495,996	16,286,684
Cash denominated in foreign currencies (cost $4,434 and $3,826,015)	4,701	3,791,592
Total equity in trading accounts	131,887,731	93,281,822
INVESTMENTS IN U.S. TREASURY NOTES — at fair value (amortized cost $309,961,675 and $321,308,973)	308,402,203	321,235,987
ACCRUED INTEREST RECEIVABLE	2,250,451	2,403,652
OTHER ASSETS	219	100
TOTAL	476,528,340	447,681,272
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts		2,016,273
Cash overdrafts denominated in foreign currencies (cost $5,261,847 and $446,190)	5,438,253	442,044
Subscriptions received in advance	575,000	200,000
Capital withdrawal payable to Limited Partners	1,287,624	43,226,180
Capital withdrawal payable to General Partner	12,464,726	894,583
Management fee payable	451,041	427,786
Selling commissions payable	206,886	183,023
Accrued expenses	346,648	194,076
Commissions and other trading fees on open futures contracts	37,972	84,775
Total liabilities	20,808,150	47,668,740
PARTNERS’ CAPITAL:
PARTNERS’ CAPITAL	455,720,190	400,012,532
TOTAL	476,528,340	447,681,272
Series A [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 119,302,999	$ 105,051,882
Net asset value per unit outstanding	$ 1,318.83	$ 1,147.79
Series B [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 7,896,417	$ 6,954,675
Net asset value per unit outstanding	$ 1,616.59	$ 1,395.71
Series C [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 4,456,048	$ 3,469,370
Net asset value per unit outstanding	$ 1,649.39	$ 1,424.03
Series D [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 8,405,063	$ 9,933,216
Net asset value per unit outstanding	$ 1,524.86	$ 1,333.56